Debt due within one year	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Debt due within one year

Note 21	Debt due within one year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	2019	2018
Notes payable(1)	26	2.03%	1,994	3,201
Loans secured by trade receivables	26	2.71%	1,050	919
Long-term debt due within one year(2)	22	4.77%	837	525
Total debt due within one year			3,881	4,645

(1)
Includes commercial paper of $1,502 million in U.S. dollars ($1,951 million in Canadian dollars) and $2,314 million in U.S. dollars ($3,156 million in Canadian dollars) as at December 31, 2019 and December 31, 2018, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 26, Financial and capital management, for additional details.

(2)
Included in long-term debt due within one year is the current portion of lease liabilities of $775 million as at December 31, 2019 and the current portion of finance leases of $466 million as at December 31, 2018.

Securitized trade receivables

Our securitized trade receivables programs are recorded as floating rate revolving loans secured by certain trade receivables and expire on December 31, 2020 and December 1, 2022.
The following table provides further details on our securitized trade receivables programs.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Average interest rate throughout the year	2.79%	2.41%
Securitized trade receivables	2,185	1,998

We continue to service these trade receivables. The buyers’ interest in the collection of these trade receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.
We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests.
The buyers will reinvest the amounts collected by buying additional interests in our trade receivables until the securitized trade receivables agreements expire or are terminated. The buyers and their investors have no further claim on our other assets if customers do not pay the amounts owed.

Credit facilities
Bell Canada may issue notes under its Canadian and U.S. commercial paper programs up to the maximum aggregate principal amount of $3 billion in either Canadian or U.S. currency provided that at no time shall such maximum amount of notes exceed $4 billion in Canadian currency which equals the aggregate amount available under Bell Canada’s committed supporting revolving and expansion credit facilities as at December 31, 2019. The total amount of the net available committed revolving and expansion credit facilities may be drawn at any time.
The table below is a summary of our total bank credit facilities at December 31, 2019.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	4,000	—	—	1,951	2,049
Other	106	—	106	—	—
Total committed credit facilities	4,106	—	106	1,951	2,049
Total non-committed credit facilities	1,939	—	1,059	—	880
Total committed and non-committed credit facilities	6,045	—	1,165	1,951	2,929

(1)
Bell Canada’s $2.5 billion and additional $500 million committed revolving credit facilities expire in November 2024 and November 2020, respectively, and its $1 billion committed expansion credit facility expires in November 2022. Bell Canada has the option, subject to certain conditions, to convert advances outstanding under the additional $500 million revolving credit facility into a term loan with a maximum one-year term.

(2)
As of December 31, 2019, Bell Canada’s outstanding commercial paper included $1,502 million in U.S. dollars ($1,951 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in debt due within one year.

Restrictions
Some of our credit agreements:

•	require us to meet specific financial ratios

•	require us to offer to repay and cancel the credit agreement upon a change of control of BCE or Bell Canada
We are in compliance with all conditions and restrictions under such credit agreements.

Note 22	Long-term debt

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	MATURITY	2019	2018
Debt securities
1997 trust indenture		3.82%	2021-2047	14,500	14,750
1976 trust indenture		9.54%	2021-2054	1,100	1,100
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (1)		4.41%	2048-2049	2,273	1,569
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		5.11%	2020-2065	4,599	—
Finance leases			2019-2047	—	2,097
Other				328	308
Total debt				23,300	20,324
Net unamortized premium				15	21
Unamortized debt issuance costs				(63)	(60)
Less:
Amount due within one year	21			(837)	(525)
Total long-term debt				22,415	19,760

(1)
At December 31, 2019 and 2018, notes issued under the 2016 U.S. trust indenture totaled $1,750 million and $1,150 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 26, Financial and capital management, for additional details.

Bell Canada's debt securities have been issued in Canadian dollars with the exception of debt securities issued under the 2016 U.S. trust indenture, which have been issued in U.S. dollars. All debt securities bear a fixed interest rate.

Restrictions
Some of our debt agreements:

•	impose covenants and new issue tests

•	require us to make an offer to repurchase certain series of debt securities upon the occurrence of a change of control event as defined in the relevant debt agreements
We are in compliance with all conditions and restrictions under such debt agreements.

All outstanding debt securities have been issued under trust indentures and are unsecured. All debt securities have been issued in series and certain series are redeemable at Bell Canada’s option prior to maturity at the prices, times and conditions specified for each series.
2019
On September 10, 2019, Bell Canada issued 2.90% Series M-50 medium term note (MTN) debentures under its 1997 trust indenture, with a principal amount of $550 million, which mature on September 10, 2029.

On June 13, 2019, Bell Canada redeemed, prior to maturity, its 3.25% Series M-27 MTN debentures, having an outstanding principal amount of $1 billion, which were due June 17, 2020.

On May 24, 2019, Bell Canada redeemed, prior to maturity, its 3.54% Series M-37 debentures, having an outstanding principal amount of $400 million, which were due on June 12, 2020.

On May 13, 2019, Bell Canada issued 2.75% Series M-49 MTN debentures under its 1997 trust indenture, with a principal amount of $600 million, which mature on January 29, 2025. In addition, on the same date, Bell Canada issued 4.30% Series US-2 Notes under its 2016 trust indenture, with a principal amount of $600 million in U.S. dollars ($808 million in Canadian dollars), which mature on July 29, 2049.

For the year ended December 31, 2019, we incurred early debt redemption charges of $18 million which were recorded in Other expense in the income statement.

Subsequent to year end, on February 13, 2020, Bell Canada issued 3.50% Series M-51 MTN debentures under its 1997 trust indenture, with a principal amount of $750 million, which mature on September 30, 2050. The net proceeds of the offering are intended to be used to fund, on March 16, 2020, the redemption, prior to maturity, of Bell Canada's 4.95% Series M-24 MTN debentures, with early debt redemption charges of $17 million. The M-24 MTN debentures have an outstanding principal amount of $500 million and were due on May 19, 2021. The net proceeds are further intended to be used for the repayment of short-term debt.
2018
On October 15, 2018, Bell Canada redeemed, prior to maturity, its 5.625% Series 8 notes, having an outstanding principal amount of $200 million, which were due on December 16, 2019.
On September 21, 2018, Bell Canada redeemed, prior to maturity, its 3.35% Series M-25 MTN debentures, having an outstanding principal amount of $1 billion, which were due on June 18, 2019.
On September 14, 2018, and March 29, 2018, Bell Canada issued 4.464% Series US-1 Notes under its 2016 U.S. trust indenture, with a principal amount of $400 million in U.S. dollars ($526 million in Canadian dollars) and $750 million in U.S. dollars ($967 million in Canadian dollars), respectively, which mature on April 1, 2048.
On August 21, 2018, Bell Canada issued 3.80% Series M-48 MTN debentures under its 1997 trust indenture, with a principal amount of $1 billion, which mature on August 21, 2028.
On May 4, 2018, Bell Canada redeemed, prior to maturity, its 3.50% Series M-28 MTN debentures, having an outstanding principal amount of $400 million, which were due on September 10, 2018.
On April 16, 2018, Bell Canada redeemed, prior to maturity, its 4.59% Series 9 notes, having an outstanding principal amount of $200 million, which were due on October 1, 2018. In addition, on the same date, Bell Canada redeemed, prior to maturity, its 5.52% Series M-33 debentures, having an outstanding principal amount of $300 million, which were due on February 26, 2019.
On March 12, 2018, Bell Canada issued 3.35% Series M-47 MTN debentures under its 1997 trust indenture, with a principal amount of $500 million, which mature on March 12, 2025.
For the year ended December 31, 2018, we incurred early debt redemption charges of $20 million, which were recorded in Other expense in the income statement.